UNAUDITED PRO FORMA FINANCIAL INFORMATION (Tables)	12 Months Ended
Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF UNAUDITED PRO FORMA FINANCIAL INFORMATION
	September 30, 2024
	(Unaudited)
	Consolidated Balance Sheet	Proforma Adjustments	Notes	Proforma Balance Sheet
Cash	$74,514	$2,087,102	(a)	$2,161,616
Current assets	371,593	-		371,593
Total current assets	446,107	2,087,102		2,533,209

Non-current assets:	413,666	-		413,666
Total Assets	$859,773	$2,087,102		$2,946,875

Current liabilities	$3,356,493	$-		$3,356,493
Non-current liabilities	26,277	-		26,277
Total Liabilities	3,382,770	-		3,382,770

Ordinary shares (US$1 par value; 50,000 shares; authorized 13,727 shares issued)	13,727	892	(a)	14,619
Additional paid-in capital	11,074,192	2,086,210	(a)	13,160,402
Subscription receivables	(2,939,179)			(2,939,179)
Accumulated other comprehensive loss	(220,253)			(220,253)
Accumulated deficit	(10,451,484)			(10,451,484)
Total shareholders’ deficit	(2,522,997)	2,087,102		(435,895)
Total Liabilities and Shareholders’ deficit	$859,773	$2,087,102		$2,946,875

Notes to Proforma Consolidated Balance Sheet

(a)	Additional 892 were shares issued for $2,087,102.

MAIUS PHARMACEUTICAL CO., LTD.

PROFORMA CONSOLIDATED STATEMENTS OF OPERATIONS

	Year Ended September 30, 2024
	As Reported	Pro Forma Adjustment	Pro Forma
Net Loss(b)	$(629,176)	$-	$(629,176)
Net loss per share attributable to ordinary shareholders basic and diluted	(45.83)	—	(43.04)
Weighted average number of ordinary shares used in computing net loss per share basic and diluted(a)	13,727	892	14,619

Notes to Proforma Consolidated Statements of Operations

(a)	Additional 892 were shares issued for $2,087,102.
(b)	There are no effects on total revenue and total net income.